UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627
Name of Registrant: Vanguard Convertible Securities Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 29, 2016
Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of February 29, 2016

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Convertible Bonds (91.1%)
Consumer Discretionary (10.9%)
Cineplex Inc. Cvt.	4.500%	12/31/18	CAD	5,713	4,391
1 Ctrip.com International Ltd. Cvt.	1.000%	7/1/20	USD	20,010	20,985
1 Ctrip.com International Ltd. Cvt.	1.990%	7/1/25	USD	4,310	4,517
FF Group Finance Luxembourg Cvt.	1.750%	7/3/19	EUR	7,700	5,612
Iida Group Holdings Co. Ltd. Cvt.	0.000%	6/18/20	JPY	500,000	4,839
Jarden Corp. Cvt.	1.125%	3/15/34	USD	21,944	25,620
K's Holdings Corp. Cvt.	0.000%	12/20/19	JPY	400,000	4,119
Liberty Media Corp. Cvt.	1.375%	10/15/23	USD	21,325	20,352
LVMH Moet Hennessy Louis Vuitton SE Cvt.	0.000%	2/16/21	USD	3,594	3,758
NH Hoteles SA Cvt.	4.000%	11/8/18	EUR	6,100	7,275
NHK Spring Co. Ltd. Cvt.	0.000%	9/20/19	USD	4,050	4,146
Priceline Group Inc. Cvt.	0.350%	6/15/20	USD	19,520	23,570
Priceline Group Inc. Cvt.	0.900%	9/15/21	USD	6,165	6,227
ResortTrust Inc. Cvt.	0.000%	12/1/21	JPY	560,000	5,461
1 Restoration Hardware Holdings Inc. Cvt.	0.000%	7/15/20	USD	290	203
Sony Corp. Cvt.	0.000%	9/30/22	JPY	1,062,000	9,313
Steinhoff Finance Holdings GmbH Cvt.	1.250%	8/11/22	EUR	3,300	3,581
Sumitomo Forestry Co. Ltd. Cvt.	0.000%	8/24/18	JPY	430,000	3,894
Takashimaya Co. Ltd. Cvt.	0.000%	12/11/20	JPY	670,000	6,217
					164,080
Consumer Staples (3.3%)
Herbalife Ltd. Cvt.	2.000%	8/15/19	USD	24,357	22,180
Marine Harvest ASA Cvt.	0.875%	5/6/19	EUR	2,200	3,255
Marine Harvest ASA Cvt.	0.125%	11/5/20	EUR	4,400	4,960
Sonae Investments BV Cvt.	1.625%	6/11/19	EUR	5,300	5,518
Vector Group Ltd. Cvt.	1.750%	4/15/20	USD	12,065	13,340
					49,253
Energy (2.5%)
BW Group Ltd. Cvt.	1.750%	9/10/19	USD	6,400	5,384
Cheniere Energy Inc. Cvt.	4.250%	3/15/45	USD	7,380	3,792
1 Scorpio Tankers Inc. Cvt.	2.375%	7/1/19	USD	7,293	5,930
SEACOR Holdings Inc. Cvt.	2.500%	12/15/27	USD	10,410	8,725
Technip SA Cvt.	0.875%	1/25/21	EUR	5,200	6,329
TOTAL SA Cvt.	0.500%	12/2/22	USD	8,000	7,890
					38,050
Financials (14.8%)
Aabar Investments PJSC Cvt.	1.000%	3/27/22	EUR	6,000	4,771
AmTrust Financial Services Inc. Cvt.	2.750%	12/15/44	USD	13,070	9,843
Apollo Commercial Real Estate Finance Inc.
Cvt.	5.500%	3/15/19	USD	9,197	9,168
Aroundtown Property Holdings plc Cvt.	3.000%	5/5/20	EUR	8,300	10,700
Aroundtown Property Holdings plc Cvt.	1.500%	1/18/21	EUR	2,500	2,679
AYC Finance Ltd. Cvt.	0.500%	5/2/19	USD	2,886	2,976
Azimut Holding SPA Cvt.	2.125%	11/25/20	EUR	10,300	12,179
Beni Stabili SpA SIIQ Cvt.	0.875%	1/31/21	EUR	7,500	7,894
Blackstone Mortgage Trust Inc. Cvt.	5.250%	12/1/18	USD	6,405	6,485
British Land White 2015 Ltd. Cvt.	0.000%	6/9/20	GBP	3,400	4,472
CapitaCommercial Trust Cvt.	2.500%	9/12/17	SGD	2,250	1,686

CapitaLand Ltd. Cvt.	2.800%	6/8/25	SGD	14,750	9,898
China Overseas Finance Investment Cayman
V Ltd. Cvt.	0.000%	1/5/23	USD	3,800	3,691
Colony Financial Inc. Cvt.	5.000%	4/15/23	USD	9,594	8,389
Colony Starwood Homes Cvt.	3.000%	7/1/19	USD	1,320	1,253
1 Element Financial Corp. Cvt.	5.125%	6/30/19	CAD	15,464	12,344
1 Element Financial Corp. Cvt.	4.250%	6/30/20	CAD	8,650	6,233
1 Empire State Realty OP LP Cvt.	2.625%	8/15/19	USD	7,925	7,935
Encore Capital Group Inc. Cvt.	3.000%	7/1/20	USD	7,668	5,622
1 Extra Space Storage LP Cvt.	3.125%	10/1/35	USD	13,235	14,393
Grand City Properties SA Cvt.	0.250%	3/2/22	EUR	3,200	3,562
Nexity SA Cvt.	0.630%	1/1/20	EUR	3,623	4,625
Portfolio Recovery Associates Inc. Cvt.	3.000%	8/1/20	USD	7,283	5,403
RWT Holdings Inc. Cvt.	5.625%	11/15/19	USD	7,800	7,020
Spirit Realty Capital Inc. Cvt.	2.875%	5/15/19	USD	11,855	11,655
Spirit Realty Capital Inc. Cvt.	3.750%	5/15/21	USD	10,830	10,688
St. Modwen Properties Securities Jersey Ltd.
Cvt.	2.875%	3/6/19	GBP	4,800	6,436
Starwood Property Trust Inc. Cvt.	4.550%	3/1/18	USD	9,861	9,682
Starwood Property Trust Inc. Cvt.	4.000%	1/15/19	USD	13,365	12,922
Unite Jersey Issuer Ltd. Cvt.	2.500%	10/10/18	GBP	4,100	7,262
					221,866
Health Care (14.4%)
Acorda Therapeutics Inc. Cvt.	1.750%	6/15/21	USD	10,706	10,572
Allscripts Healthcare Solutions Inc. Cvt.	1.250%	7/1/20	USD	10,095	9,937
BioMarin Pharmaceutical Inc. Cvt.	0.750%	10/15/18	USD	5,435	6,254
Brookdale Senior Living Inc. Cvt.	2.750%	6/15/18	USD	13,940	13,191
Cepheid Inc. Cvt.	1.250%	2/1/21	USD	5,205	4,395
Depomed Inc. Cvt.	2.500%	9/1/21	USD	8,315	8,388
Fresenius Medical Care AG & Co. KGaA Cvt.	1.125%	1/31/20	EUR	800	1,097
HealthSouth Corp. Cvt.	2.000%	12/1/43	USD	13,731	14,701
Healthways Inc. Cvt.	1.500%	7/1/18	USD	6,620	6,012
1 HeartWare International Inc. Cvt.	1.750%	12/15/21	USD	2,498	1,724
Hologic Inc. Cvt.	0.000%	12/15/43	USD	12,880	16,092
1 Horizon Pharma Investment Ltd. Cvt.	2.500%	3/15/22	USD	6,952	6,113
Illumina Inc. Cvt.	0.500%	6/15/21	USD	7,285	7,599
Insulet Corp. Cvt.	2.000%	6/15/19	USD	10,879	10,267
1 Ironwood Pharmaceuticals Inc. Cvt.	2.250%	6/15/22	USD	10,724	8,961
Jazz Investments I Ltd. Cvt.	1.875%	8/15/21	USD	30,006	30,118
Medicines Co. Cvt.	2.500%	1/15/22	USD	7,418	8,429
Medidata Solutions Inc. Cvt.	1.000%	8/1/18	USD	14,805	14,509
Molina Healthcare Inc. Cvt.	1.625%	8/15/44	USD	5,385	6,613
Qiagen NV Cvt.	0.375%	3/19/19	USD	3,400	3,543
Qiagen NV Cvt.	0.875%	3/19/21	USD	4,800	5,103
Terumo Corp. Cvt.	0.000%	12/6/21	JPY	810,000	8,656
Wright Medical Group Inc. Cvt.	2.000%	2/15/20	USD	15,330	13,826
					216,100
Industrials (10.1%)
51job Inc. Cvt.	3.250%	4/15/19	USD	6,240	5,951
Aecon Group Inc. Cvt.	5.500%	12/31/18	CAD	1,852	1,383
Brenntag Finance BV Cvt.	1.875%	12/2/22	USD	9,250	9,483
Carillion Finance Jersey Ltd. Cvt.	2.500%	12/19/19	GBP	5,200	6,905
CRRC Corp. Ltd. Cvt.	0.000%	2/5/21	USD	5,250	5,381
DP World Ltd. Cvt.	1.750%	6/19/24	USD	7,400	7,123
1 Dycom Industries Inc. Cvt.	0.750%	9/15/21	USD	23,620	22,144
Echo Global Logistics Inc. Cvt.	2.500%	5/1/20	USD	7,560	7,187

GVM Debentures Lux 1 SA Cvt.	5.750%	2/14/18	EUR	6,200	5,472
Huron Consulting Group Inc. Cvt.	1.250%	10/1/19	USD	12,810	12,033
International Consolidated Airlines Group SA
Cvt.	0.625%	11/17/22	EUR	4,900	4,909
Johnson Electric Holdings Ltd. Cvt.	1.000%	4/2/21	USD	11,000	11,385
KEYW Holding Corp. Cvt.	2.500%	7/15/19	USD	8,750	6,109
Larsen & Toubro Ltd. Cvt.	0.675%	10/22/19	USD	6,325	5,851
LIXIL Group Corp. Cvt.	0.000%	3/4/22	JPY	810,000	7,169
MISUMI Group Inc. Cvt.	0.000%	10/22/18	USD	4,600	5,480
Nagoya Railroad Co. Ltd. Cvt.	0.000%	12/11/24	JPY	750,000	7,536
Prysmian SPA Cvt.	1.250%	3/8/18	EUR	3,300	3,854
Sacyr SA Cvt.	4.000%	5/8/19	EUR	4,400	3,771
Safran SA Cvt.	0.000%	12/31/20	EUR	3,430	3,882
Shimizu Corp. Cvt.	0.000%	10/16/20	JPY	360,000	3,335
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	5,250	5,530
					151,873
Information Technology (28.3%)
Advanced Semiconductor Engineering Inc.
Cvt.	0.000%	3/27/18	USD	6,600	5,940
Akamai Technologies Inc. Cvt.	0.000%	2/15/19	USD	540	522
ASM Pacific Technology Ltd. Cvt.	2.000%	3/28/19	HKD	18,000	2,308
1 BroadSoft Inc. Cvt.	1.000%	9/1/22	USD	9,740	10,945
Brocade Communications Systems Inc. Cvt.	1.375%	1/1/20	USD	9,085	8,835
1 CalAmp Corp. Cvt.	1.625%	5/15/20	USD	8,355	7,974
Canadian Solar Inc. Cvt.	4.250%	2/15/19	USD	6,555	5,723
Cardtronics Inc. Cvt.	1.000%	12/1/20	USD	13,885	13,113
Citrix Systems Inc. Cvt.	0.500%	4/15/19	USD	29,110	31,384
1 DH Corp. Cvt.	5.000%	9/30/20	CAD	13,003	9,852
Econocom Group Cvt.	1.500%	1/15/19	EUR	6,518	7,519
Electronics For Imaging Inc. Cvt.	0.750%	9/1/19	USD	15,280	15,414
Euronet Worldwide Inc. Cvt.	1.500%	10/1/44	USD	11,529	12,797
1 Integrated Device Technology Inc. Cvt.	0.875%	11/15/22	USD	8,760	7,879
Intel Corp. Cvt.	2.950%	12/15/35	USD	3,100	3,751
j2 Global Inc. Cvt.	3.250%	6/15/29	USD	12,676	15,449
Microchip Technology Inc. Cvt.	1.625%	2/15/25	USD	14,565	13,973
Micron Technology Inc. Cvt.	3.000%	11/15/43	USD	10,555	7,309
Nuance Communications Inc. Cvt.	1.500%	11/1/35	USD	14,438	15,178
1 Nuance Communications Inc. Cvt.	1.000%	12/15/35	USD	12,915	12,245
NXP Semiconductors NV Cvt.	1.000%	12/1/19	USD	22,731	24,038
1 ON Semiconductor Corp. Cvt.	1.000%	12/1/20	USD	7,100	6,208
Red Hat Inc. Cvt.	0.250%	10/1/19	USD	16,830	19,575
1 Rovi Corp. Cvt.	0.500%	3/1/20	USD	20,109	20,122
SanDisk Corp. Cvt.	0.500%	10/15/20	USD	39,135	40,089
Semiconductor Manufacturing International
Corp. Cvt.	0.000%	11/7/18	USD	4,000	4,190
SunPower Corp. Cvt.	0.875%	6/1/21	USD	945	734
1 SunPower Corp. Cvt.	4.000%	1/15/23	USD	11,345	11,735
Synchronoss Technologies Inc. Cvt.	0.750%	8/15/19	USD	12,410	11,534
Trina Solar Ltd. Cvt.	3.500%	6/15/19	USD	2,975	2,824
TTM Technologies Inc. Cvt.	1.750%	12/15/20	USD	13,523	11,714
Web.com Group Inc. Cvt.	1.000%	8/15/18	USD	13,795	13,002
WebMD Health Corp. Cvt.	2.500%	1/31/18	USD	11,810	12,652
WebMD Health Corp. Cvt.	1.500%	12/1/20	USD	10,565	13,134
Yahoo! Inc. Cvt.	0.000%	12/1/18	USD	24,383	23,758
Yandex NV Cvt.	1.125%	12/15/18	USD	2,721	2,311
					425,730

Materials (4.9%)
APERAM Cvt.	0.625%	7/8/21	USD	7,400	7,919
Buzzi Unicem SPA Cvt.	1.375%	7/17/19	EUR	3,700	4,654
Cemex SAB de CV Cvt.	3.750%	3/15/18	USD	425	391
Cemex SAB de CV Cvt.	3.720%	3/15/20	USD	19,840	15,674
Cemex SAB de CV Cvt.	3.720%	3/15/20	USD	10,515	8,307
1 Chemtrade Logistics Income Fund Cvt.	5.250%	6/30/21	CAD	5,331	3,664
NV Bekaert SA Cvt.	0.750%	6/18/18	EUR	3,600	4,066
OCI Cvt.	3.875%	9/25/18	EUR	5,200	5,737
Outokumpu OYJ Cvt.	3.250%	2/26/20	EUR	1,900	1,573
RTI International Metals Inc. Cvt.	1.625%	10/15/19	USD	14,465	14,356
Teijin Ltd. Cvt.	0.000%	12/12/18	JPY	140,000	1,366
Teijin Ltd. Cvt.	0.000%	12/10/21	JPY	610,000	6,181
					73,888
Telecommunication Services (0.5%)
America Movil SAB de Cvt.	0.000%	5/28/20	EUR	7,600	8,185

Utilities (1.4%)
Northland Power Inc. Cvt.	5.000%	6/30/19	CAD	2,661	1,996
Northland Power Inc. Cvt.	4.750%	6/30/20	CAD	6,225	4,658
1 Pattern Energy Group Inc. Cvt.	4.000%	7/15/20	USD	10,995	9,195
Suez Environnement Co. Cvt.	0.000%	2/27/20	EUR	2,336	2,882
Superior Plus Corp. Cvt.	6.000%	6/30/19	CAD	2,558	1,820
					20,551
Total Convertible Bonds (Cost $1,432,841)					1,369,576
				Shares
Convertible Preferred Stocks (5.5%)
Energy (0.9%)
Kinder Morgan Inc. Pfd.	9.750%			207,900	9,381
McDermott International Inc. Pfd.	6.250%			314,400	4,002
					13,383
Financials (2.1%)
American Tower Corp. Pfd.	5.500%			207,600	19,972
Crown Castle International Corp. Pfd.	4.500%			104,700	11,124
					31,096
Health Care (2.5%)
Alere Inc. Pfd.	3.000%			16,405	6,345
Allergan plc Pfd.	5.500%			19,600	18,963
Teva Pharmaceutical Industries Ltd. Pfd.	7.000%			14,400	12,902
					38,210
Total Convertible Preferred Stocks (Cost $85,337)					82,689
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
2 Vanguard Market Liquidity Fund (Cost
$51,428)	0.475%			51,427,954	51,428

Total Investments (100.0%) (Cost $1,569,606)					1,503,693
Other Assets and Liabilities-Net (0.0%)[3]					(408)
Net Assets (100%)					1,503,285

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $211,301,000, representing 14.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Cash of $7,570,000 has been segregated as collateral for open forward currency contracts.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 29, 2016, based on the inputs used to value them:

Convertible Securities Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	1,369,576	—
Convertible Preferred Stocks	—	82,689	—
Temporary Cash Investments	51,428	—	—
Forward Currency Contracts—Assets	—	1,783	—
Forward Currency Contracts—Liabilities	—	(7,596)	—
Total	51,428	1,446,452	—

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 29, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Hong Kong and Singapore dollar currency contracts, is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	4/21/16	CAD	2,731	USD	1,971	47
UBS AG	4/21/16	CHF	3,467	USD	3,577	(95)
UBS AG	4/21/16	EUR	16,772	USD	18,906	(631)
UBS AG	4/21/16	GBP	764	USD	1,097	(34)

Convertible Securities Fund

UBS AG	4/21/16	JPY	828,500	USD	6,914	446
UBS AG	4/21/16	JPY	84,400	USD	755	(5)
UBS AG	4/21/16	SEK	14,400	USD	1,681	5
UBS AG	4/21/16	SGD	3,890	USD	2,775	(13)
UBS AG	4/21/16	USD	44,934	CAD	65,365	(3,380)
UBS AG	4/21/16	USD	3,469	CHF	3,465	(10)
UBS AG	4/21/16	USD	153,893	EUR	140,525	774
UBS AG	4/21/16	USD	5,544	EUR	5,120	(35)
UBS AG	4/21/16	USD	27,079	GBP	19,090	504
UBS AG	4/21/16	USD	2,299	HKD	17,990	(14)
UBS AG	4/21/16	USD	73,763	JPY	8,647,205	(3,056)
UBS AG	4/21/16	USD	1,685	SEK	14,335	7
UBS AG	4/21/16	USD	13,976	SGD	20,130	(323)
						(5,813)
Refer to the Schedule of Investments for currency abbreviations.

E. At February 29, 2016, the cost of investment securities for tax purposes was $1,569,606,000. Net unrealized depreciation of investment securities for tax purposes was $65,913,000, consisting of unrealized gains of $39,603,000 on securities that had risen in value since their purchase and $105,516,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2016
VANGUARD CONVERTIBLE SECURITIES FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.